The Company and Summary of Significant Accounting Policies - Additional Information (Detail)		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 22, 2023	Mar. 31, 2023 USD ($) Segment shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) segment institution issuer award	Jun. 30, 2022 USD ($) Segment shares	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($) Segment shares	Jun. 30, 2020 USD ($) shares	Sep. 30, 2022 USD ($)
Targeted or Tracking Stock, Stock [Line Items]
Reduction of workforce				27.00%
Severance benefits, and related costs				$ 2,400,000
Unrecognized tax benefits								$ 0		$ 0
Accumulated deficit		$ (395,968,000)		(396,000,000)	$ (395,968,000)		$ (396,000,000)	(374,159,000)		(319,705,000)
Cash And Cash Equivalents,Short Term Investments And Common Stock Proceeds Receivable				112,000,000			112,000,000			153,300,000
Deferred Revenue, Revenue Recognized				66,100,000				95,400,000		79,200,000
Short-term investments		$ 103,224,000		103,200,000	$ 103,224,000		103,200,000	137,512,000		144,883,000		$ 137,500,000
Unbilled receivables								$ 10,000,000		$ 7,600,000
Common stock subject to repurchase or forfeiture | shares		0	0		0	0		0		0	0
Changes in unrecognized tax position								An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Number of operating segments | Segment								1		1
Net cash provided by (used in) operating activities					$ 41,182,000	$ 33,242,000		$ 48,746,000		$ 31,964,000	$ (34,258,000)
Research and Development
Targeted or Tracking Stock, Stock [Line Items]
Severance benefits, and related costs				1,800,000
General and Administrative Expense Member
Targeted or Tracking Stock, Stock [Line Items]
Severance benefits, and related costs				$ 600,000
Pass Through Services [Member]
Targeted or Tracking Stock, Stock [Line Items]
Percentage of reimbursement of pass through costs as revenue				100.00%
US License
Targeted or Tracking Stock, Stock [Line Items]
Deferred Revenue, Revenue Recognized				$ 64,500,000				64,500,000
Development Services Performance Obligations
Targeted or Tracking Stock, Stock [Line Items]
Deferred Revenue, Revenue Recognized				1,600,000				$ 30,900,000		$ 14,700,000
Minimum
Targeted or Tracking Stock, Stock [Line Items]
Property and equipment, estimated useful life								3 years
Maximum
Targeted or Tracking Stock, Stock [Line Items]
Property and equipment, estimated useful life								7 years
Infinity Pharmaceuticals Inc [Member]
Targeted or Tracking Stock, Stock [Line Items]
Reduction of workforce	13.00%
Unrecognized tax benefits				0			0		$ 0
Accumulated deficit		$ (866,997,000)		(855,952,000)	(866,997,000)		$ (855,952,000)		(811,583,000)
Number of operating segments		1					1
Cash, cash equivalents, and available-for-sale securities		$ 25,700,000		$ 38,300,000	$ 25,700,000		$ 38,300,000
Net cash provided by (used in) operating activities		$ 12,576,000	$ 13,535,000				$ 42,431,000		$ 40,618,000
Number of major financial institutions | institution							2
Number of issuers of investments | issuer							1
Number of awards with market conditions | award							0
Reclassifications out of accumulated other comprehensive income (loss)							$ 0